CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 20, 2020	Aug. 31, 2019	Mar. 31, 2022	Sep. 30, 2021	Nov. 23, 2018
Ordinary shares, par value	$ 0	$ 0	$ 0	$ 0	$ 1.00
Ordinary shares, authorized	Unlimited	Unlimited	Unlimited	Unlimited
Ordinary shares, issued	10,000,000		20,319,276	20,319,276	50,000
Ordinary shares, outstanding	10,000,000		20,319,276	20,319,276
Common Class A
Ordinary shares, par value			$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			17,298,307	17,298,307
Ordinary shares, outstanding			17,298,307	17,298,307
Common Class B
Ordinary shares, par value			$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			3,020,969	3,020,969
Ordinary shares, outstanding			3,020,969	3,020,969